SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (Management [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Management [Member]
Related Party Transaction [Line Items]
Outstanding principal, beginning of year	$ 1,246	$ 797
Changes in composition of related parties	447	339
Principal disbursed during the year	0	232
Charge-offs	(428)	(122)
Outstanding principal, end of year	$ 1,265	$ 1,246